Operating Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Right-of-Use Assets and Lease Liabilities [Abstract]
Incurred lease expense	$ 2,258,000	$ 712,000	$ 257,000